Condensed Consolidating Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	$ 40,940	$ 31,483
Field Services Revenue	6,506	2,306
Other Revenue	24	45
TOTAL OPERATING REVENUE	47,470	33,834
OPERATING EXPENSES
Production and Lease Operating Expense	13,400	12,299
General and Administrative Expense	7,796	5,411
Gain (Loss) on Disposal of Asset	(10)	26
Impairment Expense	66	2,793
Exploration Expense	2,044	1,092
Depreciation, Depletion, Amortization and Accretion	11,157	9,544
Field Services Operating Expense	4,055	1,456
Other Operating Expense	444	326
TOTAL OPERATING EXPENSES	38,952	32,947
INCOME (LOSS) FROM OPERATIONS	8,518	887
OTHER INCOME (EXPENSE)
Interest Expense	(4,005)	(1,739)
Gain (Loss) on Derivatives, Net	(8,540)	7,439
Other Income (Expense)	(139)	6
Loss From Equity Method Investments	(178)	(134)
Income (Loss) From Equity in Consolidated Subsidiaries	0	0
TOTAL OTHER INCOME (EXPENSE)	(12,862)	5,572
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	(4,344)	6,459
Income Tax (Expense) Benefit	2,004	(2,631)
INCOME (LOSS) FROM CONTINUING OPERATIONS	(2,340)	3,828
Loss From Discontinued Operations, Net of Income Taxes	(61)	(5,355)
Net Income (Loss)	(2,401)	(1,527)
Net Income Attributable to Noncontrolling Interests	433	101
NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	(2,834)	(1,628)
Guarantor Subsidiaries
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	40,940	31,483
Field Services Revenue	0	0
Other Revenue	24	70
TOTAL OPERATING REVENUE	40,964	31,553
OPERATING EXPENSES
Production and Lease Operating Expense	13,397	12,295
General and Administrative Expense	6,071	4,686
Gain (Loss) on Disposal of Asset	(10)	26
Impairment Expense	66	2,727
Exploration Expense	2,044	1,092
Depreciation, Depletion, Amortization and Accretion	10,913	9,501
Field Services Operating Expense	0	0
Other Operating Expense	444	326
TOTAL OPERATING EXPENSES	32,925	30,653
INCOME (LOSS) FROM OPERATIONS	8,039	900
OTHER INCOME (EXPENSE)
Interest Expense	(9)	(17)
Gain (Loss) on Derivatives, Net	(8,540)	7,439
Other Income (Expense)	(104)	15
Loss From Equity Method Investments	(178)	(134)
Income (Loss) From Equity in Consolidated Subsidiaries	(10)	(22)
TOTAL OTHER INCOME (EXPENSE)	(8,841)	7,281
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	(802)	8,181
Income Tax (Expense) Benefit	332	(3,394)
INCOME (LOSS) FROM CONTINUING OPERATIONS	(470)	4,787
Loss From Discontinued Operations, Net of Income Taxes	0	0
Net Income (Loss)	(470)	4,787
Net Income Attributable to Noncontrolling Interests	0	0
NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	(470)	4,787
Non-Guarantor Subsidiaries
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	0	0
Field Services Revenue	8,053	2,500
Other Revenue	0	0
TOTAL OPERATING REVENUE	8,053	2,500
OPERATING EXPENSES
Production and Lease Operating Expense	3	4
General and Administrative Expense	489	177
Gain (Loss) on Disposal of Asset	0	0
Impairment Expense	0	66
Exploration Expense	0	0
Depreciation, Depletion, Amortization and Accretion	267	56
Field Services Operating Expense	5,138	1,617
Other Operating Expense	0	0
TOTAL OPERATING EXPENSES	5,897	1,920
INCOME (LOSS) FROM OPERATIONS	2,156	580
OTHER INCOME (EXPENSE)
Interest Expense	(12)	(1)
Gain (Loss) on Derivatives, Net	0	0
Other Income (Expense)	0	0
Loss From Equity Method Investments	0	0
Income (Loss) From Equity in Consolidated Subsidiaries	10	22
TOTAL OTHER INCOME (EXPENSE)	(2)	21
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	2,154	601
Income Tax (Expense) Benefit	(718)	(198)
INCOME (LOSS) FROM CONTINUING OPERATIONS	1,436	403
Loss From Discontinued Operations, Net of Income Taxes	(61)	(5,355)
Net Income (Loss)	1,375	(4,952)
Net Income Attributable to Noncontrolling Interests	433	101
NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	942	(5,053)
Rex Energy Corporation (Note Issuer)
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	0	0
Field Services Revenue	0	0
Other Revenue	0	0
TOTAL OPERATING REVENUE	0	0
OPERATING EXPENSES
Production and Lease Operating Expense	0	0
General and Administrative Expense	1,271	557
Gain (Loss) on Disposal of Asset	0	0
Impairment Expense	0	0
Exploration Expense	0	0
Depreciation, Depletion, Amortization and Accretion	0	0
Field Services Operating Expense	0	0
Other Operating Expense	0	0
TOTAL OPERATING EXPENSES	1,271	557
INCOME (LOSS) FROM OPERATIONS	(1,271)	(557)
OTHER INCOME (EXPENSE)
Interest Expense	(3,984)	(1,721)
Gain (Loss) on Derivatives, Net	0	0
Other Income (Expense)	0	0
Loss From Equity Method Investments	0	0
Income (Loss) From Equity in Consolidated Subsidiaries	31	(312)
TOTAL OTHER INCOME (EXPENSE)	(3,953)	(2,033)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	(5,224)	(2,590)
Income Tax (Expense) Benefit	2,390	961
INCOME (LOSS) FROM CONTINUING OPERATIONS	(2,834)	(1,629)
Loss From Discontinued Operations, Net of Income Taxes	0	0
Net Income (Loss)	(2,834)	(1,629)
Net Income Attributable to Noncontrolling Interests	0	0
NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	(2,834)	(1,629)
Eliminations
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	0	0
Field Services Revenue	(1,547)	(194)
Other Revenue	0	(25)
TOTAL OPERATING REVENUE	(1,547)	(219)
OPERATING EXPENSES
Production and Lease Operating Expense	0	0
General and Administrative Expense	(35)	(9)
Gain (Loss) on Disposal of Asset	0	0
Impairment Expense	0	0
Exploration Expense	0	0
Depreciation, Depletion, Amortization and Accretion	(23)	(13)
Field Services Operating Expense	(1,083)	(161)
Other Operating Expense	0	0
TOTAL OPERATING EXPENSES	(1,141)	(183)
INCOME (LOSS) FROM OPERATIONS	(406)	(36)
OTHER INCOME (EXPENSE)
Interest Expense	0	0
Gain (Loss) on Derivatives, Net	0	0
Other Income (Expense)	(35)	(9)
Loss From Equity Method Investments	0	0
Income (Loss) From Equity in Consolidated Subsidiaries	(31)	312
TOTAL OTHER INCOME (EXPENSE)	(66)	303
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	(472)	267
Income Tax (Expense) Benefit	0	0
INCOME (LOSS) FROM CONTINUING OPERATIONS	(472)	267
Loss From Discontinued Operations, Net of Income Taxes	0	0
Net Income (Loss)	(472)	267
Net Income Attributable to Noncontrolling Interests	0	0
NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	$ (472)	$ 267